INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Reconciliation of income tax benefit (expense) (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of income tax expense
Income (loss) before income tax expense	$ (191,736)	$ 1,897,467	$ (1,684,256)
Non-taxable items - Losses from associates and joint ventures	3,742	15,094	5,408
Non-taxable items - Other	(43,305)	(2,474)	3,722
Restatement in current currency of Equity, goodwill and other	931,163	1,344,272	2,911,454
Subtotal	$ 699,864	$ 3,254,359	$ 1,236,328
Effective income tax rate	32.40%	34.31%	33.65%
Income tax expense at statutory tax rate of each company	$ (226,770)	$ (1,116,688)	$ (415,974)
Deferred tax liability restatement in current currency and other	750,460	1,761,242	2,648,155
Income tax inflation adjustment	(449,199)	(1,174,749)	(1,231,124)
Unrecoverable tax loss carryforwards	(7,459)
Income tax on cash dividends of foreign companies	(20,600)	(8,042)	(32,067)
Income tax benefit (expense)	46,432	(538,237)	968,990
Current tax	(196,068)	(14,344)	(8,305)
Deferred tax	242,500	(523,893)	977,295
Adjustments made in tax returns	455	3,566	$ (1,635)
Adjustments made to income tax provision	$ 43,338	67,074
Creditable withholding originated		$ 282